Share-based payments - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 4.4	$ 5.2	$ 7.1
Fair value of non-vested stock awards	$ 91.69	$ 71.59
Weighted average remaining contractual life	2 years	2 years 2 months 12 days
Estimated compensation cost for next year	$ 3.1	$ 3.7
Expected term	10 years
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	5 years
2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated compensation cost for next year	$ 2.2